Business Acquisitions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business Acquisitions
NOTE 17 - BUSINESS ACQUISITIONS

a)	Acquisition of Royalty interests
On January 22, 2019, the Company executed a Purchase Agreement with Flow Capital Corp. (“Flow”) pursuant to which the Company acquired Flow’s interest in a Royalty Purchase Agreement (“Royalty Agreement”) with Agnity Global, Inc. (“Agnity”). According to the Purchase Agreement, the Company assumed the Royalty agreement and acquired an interest in a financial asset with the following characteristics:

i.	a receivable owing by Agnity to Flow of USD $2,834,750;

ii.	a monthly royalty payment stream until October 31, 2020 equal to the greater of:

•	A monthly amount of USD $41,667; or

•	4.25% of Agnity’s revenue for each calendar month; and

iii.	commencing November 1, 2020, a monthly royalty payment stream equal to 4.25 % of Agnity’s revenue for each calendar month in perpetuity.
The Royalty Agreement includes a formula by which the royalty percentage is proportionately adjusted for any subsequent further advances to or repayments from Agnity.
As consideration for acquiring the interest in the Royalty Agreement, the Company paid $204,604 (USD $153,227) in cash at the closing date and entered into the following agreements with Flow:

(i)
A secured loan agreement for USD $2,000,000. The loan bears interest at 25% per annum and is due on demand. The Company had the option to repay 100% of the loan, at any time, by paying an amount equal to the principal of the loan and any unpaid interest. Upon prepayment of the loan, the Company, at the option of Flow (the “Flow’s option”), was obligated to pay either:

•	Cash of USD $525,000; or

•	Issue 50,000 common shares of the Company (“repayment shares”)
The fair value of the loan was initially determined to be $2,670,600 (USD $2,000,000) which is equivalent to its face value as it is due on demand. It is classified as other financial liabilities and subsequently measured at amortized cost. The fair value of Flow’s option to receive either USD $525,000 in cash or repayment shares upon prepayment of the loan by the Company was determined to be USD $606,495 on initial recognition. The option was accounted for as a compound instrument which includes a liability component of USD $525,000 and an equity conversion option of USD $81,495. The liability component was classified as other financial liabilities and subsequently measured at the amortized cost while the equity component was accounted for as an equity instrument in contribute surplus. The Company used the Black-Scholes option model to determine the fair value of the option using the following inputs at January 22, 2019:

Share price	$10.50
Risk free rate	1.90%
Expected life	0.5 years
Expected volatility	60.00%
Expected dividends	Nil
On July 26, 2019, the Company settled the USD $2,000,000 loan and Flow’s option in cash of $2,703,148 and the issuance of 50,000 common shares. The value attributable to the option of USD $606,495 was reclassified from liabilities and contributed surplus to share capital (note 19a)).

(i)
The Company also agreed to issue a quantity of its common shares based on the trading price of the Company. Specifically, for the period after January 22, 2019 and prior to January 22, 2025, if the five-day volume weighted average trading price of the Company’s common shares equals or exceeds:

•	$30.00, 50,000 common shares will be issued;

•	$60.00, 33,333 common shares will be issued;

•	$90.00, 33,333 common shares will be issued.
The fair value of these shares issuable to Flow was determined to be $712,000 on initial recognition. They are accounted for as equity instruments and recorded in contributed surplus. The Company used Black-Scholes option model to determine the fair value of these shares using the following inputs at January 22, 2019:

Barrier share price	$30 - $90
Risk free rate	1.90%
Expected life	6 years
Expected volatility	80.00%
Expected dividends	Nil
As of December 31, 2021, 2020 and 2019, none of the share trading price thresholds noted above have been met.

b)	Acquisition of Agnity
On April 22, 2019, the Company executed an amending agreement with Agnity to modify the terms of the Royalty Agreement acquired. Pursuant to the amending agreement, both parties agreed to establish an Operations Committee for which at all times the Company has the right to nominate a majority of the members. As consideration for the amendment, the Company agreed to fix the royalty payment at US$10,000 per month commencing March 2019 and to assume $43,050 of Agnity’s liabilities payable to a third party.
Pursuant to the amending agreement the Company determined that it had obtained control over Agnity and its subsidiaries pursuant to IFRS 10
Consolidated Financial Statements
. The Company considered several factors in determining if and when it gained control over Agnity including, if it had the right and ability to direct the relevant activities of the entity, the ability to significantly affect its returns through the use of its rights, and whether it had exposure to variable returns.
Factors evaluated included, but were not limited to, delegation of power by Agnity’s Board for the Company to direct Agnity’s relevant activities through the formation and activities of the Operations Committee controlled by the Company. Determination of whether the Company has obtained control over Agnity involves judgement based on interpretation of the amending agreement with Agnity and identification and analysis of the relevant facts. In addition, judgement was required to determine if the acquisition represented a business combination or an asset purchase. The Company determined that Agnity and its related subsidiaries represented a business as the assets were an integrated set of activities with inputs, processes and outputs.
Accordingly, the acquisition of Agnity is accounted as a business combination effective on April 22, 2019 using the acquisition method in accordance with IFRS 3
Business Combinations
. Given the Company owns nil voting interests in Agnity, the non-controlling interest is measured at the 100% of the acquired net identifiable assets of Agnity.
Agnity develops and sells software applications and technology services that enable telecommunication service providers, network equipment manufacturers and enterprises to design, develop, and deploy communication-centric application solutions on a world-wide basis. Taking control of Agnity has enabled the Company to gain access to Agnity’s patented technology and its customer base. In addition, Agnity’s communication platform ensures that AssetCare™ deployments around the globe are assured of connectivity, supported by Agnity telecommunication solutions.
The following table summarizes the acquisition-date fair value of each major class of consideration transferred, the recognized amounts of the identifiable assets acquired, and liabilities assumed, and the resulting measurement of 100% NCI recorded by the Company at the date of acquisition:

Consideration transferred:	Final

Change in fair-value of interest in Royalty Agreement (i)	$167,488

Assumption of Agnity’s liabilities	43,050

Total consideration transferred	$210,538

(i)
The fair value of interest in the Royalty Agreement at April 22, 2019 was estimated using the discounted cash flow model. The major inputs employed in the model include forecasted royalty payments and the discount rate of 16%.

Fair value of assets and liabilities recognized:	Final

Cash and cash equivalents	$33,524

Trade and other receivables	1,387,723

Prepaid expenses and deposits	46,483

Long term receivable	–

Property and equipment	1,281

Intangible Asset – Technology	8,412,390

Intangible Asset – Customer Relationship	1,468,830

Accounts payable and accrued liabilities	(3,232,910)

Deferred revenue	(457,259)

Loans and borrowings	(5,556,587)

Warrant liability (i)	(737,419)

Due to related party	(930,608)

Deferred income tax liability	(444,768)

Net identifiable assets acquired (liabilities assumed)	(9,320)

Allocation to non-controlling interest	$219,858

(i)
A warrant was issued by Agnity in 2015 which entitles the warrant holder to acquire 6,324,660 common shares of Agnity at the exercise price of $0.000036 per share at any time until April 15, 2022. The exercise price of the warrant is subject to certain anti-dilution adjustment provisions in the event of certain capital or business transactions. The warrant holder has the option to demand a cash settlement of the warrant for US$552,250 at any time prior to its expiry date if the warrant is not exercised. It is classified as other financial liabilities and measured at its redemption amount of US$552,250 or $737,419 in Canadian dollars on acquisition date, which is equivalent to its assessed acquisition date fair value. The fair value in Canadian dollar equivalent as at December 31, 2021 was $709,835 (December 31, 2020 - $710,924; December 31, 2019 - $725,086).

There have been no adjustments to the preliminary purchase price allocation recognized at December 31, 2019 in the period ended December 31, 2020.
There are no acquisition costs associated with this transaction as the business combination with Agnity was effected by way of assessed control in accordance with IFRS 3 and 10.

c)	Acquisition of mCloud Technologies Services Inc.
On July 10, 2019, the Company closed a series of merger and acquisition transactions resulting in the acquisition of 100% control of mCloud Technologies Services Inc. (“MTS”), formerly known as Autopro Automation Consultants Ltd. (“Autopro”). The acquisition was completed by way of an amalgamation between 2199027 Alberta Ltd., a subsidiary of the Company, and Fulcrum Automated Technologies Ltd. (“Fulcrum”), an entity established to facilitate the acquisition, with the amalgamated entity being a wholly owned subsidiary of the Company, named Autopro Automation Ltd. Immediately prior to the amalgamation, Fulcrum acquired MTS. The consideration transferred to the original shareholders of MTS included cash, issuance of promissory notes and 1,200,000 common shares of the Company.
MTS is a professional engineering and integration firm that specializes in design and implementation of industrial automation solutions, focusing on Canadian oil and gas companies. The acquisition has provided the Company with an increased share of the market through access to MTS’ customer base in the Canadian oil and gas industry, petrochemical, and process manufacturing markets.
The following table summarizes the acquisition-date fair value of each major class of consideration transferred, the recognized amounts of the identifiable assets acquired, and liabilities assumed, and the resulting value of goodwill:

Consideration transferred:	Final

Cash consideration	$4,650,689

Fair value of demand promissory notes issued (1)	18,000,000

Fair value of common shares transferred (2)	13,320,000

Total consideration transferred	$35,970,689
(1)
Comprised of two promissory notes with fair-value of $6,000,000 and $12,000,000 which were fully repaid and settled on July 10 and August 8, 2019 respectively; there was no gain or loss on settlement.
(2)
The fair value of shares transferred as consideration is based on the quoted share price on the date of acquisition

Fair value of assets and liabilities recognized:	Final

Cash and cash equivalents	$2,227,739

Trade and other receivables (includes Unbilled revenue of $2,347,207)	5,120,830

Prepaid expenses and deposits	611,104

Right-of-use assets	4,303,215

Property and equipment	548,317

Intangible asset – Customer relationships	12,700,000

Intangible asset – Technology	1,800,000

Accounts payable and accrued liabilities	(2,030,470)

Deferred revenue	(133,556)

Lease liabilities	(4,303,215)

Deferred income tax liability	(3,632,250)

Fair value of net assets acquired	17,211,714

Goodwill	$18,758,975

$35,970,689
There have been no adjustments to the preliminary purchase price allocation recognized at December 31, 2019 or in the periods ended December 31, 2020.
Goodwill arising from the acquisition is attributable mainly to the skills and technical talent of MTS’ work force and the synergies expected to be achieved from integrating MTS into the Company’s existing business. The talent and domain expertise of MTS’ workforce has enabled the Company to establish credibility in the oil and gas, petrochemical, and process manufacturing markets, and accelerate the development of artificial intelligence applications geared toward process industries. None of the goodwill recognized is expected to be deductible for tax purposes.
Transaction costs of $9,869,589 were incurred in connection with the acquisition including consulting fees of $750,000, legal and professional fees of $239,589 and fair value of $8,880,000 for 800,000 common shares issued to the original shareholders of Fulcrum for brokering and due diligence services and were recognized in the consolidated statement of loss and comprehensive loss.
d)	Acquisition of Construction Systems Associates, Inc. USA
On January 24, 2020, the Company completed its acquisition of all the outstanding and issued common shares of Construction Systems Associates, Inc. USA (“CSA”). The acquisition was accounted for as a business combination using the acquisition method whereby the assets acquired, and the liabilities assumed were recorded at fair value. At acquisition date the fair values assigned to intangible assets, goodwill and the deferred tax liabilities were measured on a provisional basis and were revised by the Company as additional information was received.
On January 24, 2021, the measurement period for the acquisition ended and there were no further measurement period adjustments during the year ended December 31, 2021. The following table summarizes the final balances of each major class of consideration transferred, the recognized amounts of the identifiable assets acquired and liabilities assumed, and the resulting value of goodwill.

Final

Consideration transferred:

Cash consideration	$703,212

Fair value of common share consideration	2,304,073

Fair value of contingent consideration payable	879,066

Total consideration	$3,886,351

Fair value of assets and liabilities recognized:
Cash	$181,408
Trade and other receivables	262,846
Prepaid expenses and other deposits	13,863
Property and equipment	2,098
Right of use assets	242,894
Intangible - technology	551,880
Intangible - customer relationships	801,540
Accounts payable and accrued liabilities	(168,542)
Short-term loan	(371,610)
Lease liabilities	(242,894)

Deferred tax liabilities	—

Fair value of net assets acquired	$1,273,483

Goodwill	$2,612,868
The fair value of common shares transferred as consideration is based on the quoted share price on the date of acquisition, which is at $18.18 per common share.
The fair value of the contingent consideration payable was based on an estimated weighted probability of certain revenue and EBITDA targets being met in the 2-year period following the acquisition date. At December 31, 2021, the Company assessed the fair value of the contingent consideration to be nil as these targets were not expected to be met and as such $838,932 was recognized in other income in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2021 (Note 24).
The Company is required during the measurement period to retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date. The measurement period adjustments from acquisition date to the end of the measurement period are reflected above with the cumulative changes increasing goodwill. The impact on net income (loss) of recognizing these adjustments to the provisional amounts as if the accounting had been completed at the acquisition date are limited to a decrease in amortization of intangibles and related foreign currency translation differences.
e)	Acquisition of kanepi
On October 8, 2020, the Company completed its acquisition of all the outstanding and issued common shares of kanepi. kanepi provides advanced visual analytics solutions designed to deliver an immediate and positive impact on the industrial operations of asset intensive industries. The acquisition was accounted for as a business combination using the acquisition method whereby the net assets acquired, and the liabilities assumed were recorded at fair value. At acquisition date the fair values assigned to intangible assets, goodwill and the deferred tax liabilities were measured on a provisional basis.
The Company is required during the measurement period to retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date. On October 8, 2021, the measurement period for the acquisition ended and the following table summarizes the acquisition-date fair value and the final balances of each major class of consideration transferred, the recognized amounts of the identifiable assets acquired and liabilities assumed, and the resulting value of goodwill. The preliminary balances were reported in the consolidated financial statements for the year ended December 31, 2020 and there were no measurement period adjustments.

Final

Consideration transferred:

Cash consideration	$4,657,512

Fair value of common share consideration	5,882,547

Fair value of contingent consideration payable	568,638

Total consideration	$11,108,697

Fair value of assets and liabilities recognized:
Cash	$556,880
Trade and other receivables	598,059
Other current assets	13,149
Property and equipment	1,224
Right of use assets	266,396
Intangible - technology	3,294,309
Intangible - customer relationships	2,632,794
Accounts payable and accrued liabilities	(643,385)
Lease liabilities	(266,396)

Deferred tax liabilities	(1,136,806)

Fair value of net assets acquired	$5,316,224

Goodwill	$5,792,473
The fair value of the contingent consideration payable is based on an estimated weighted probability of certain revenue or customer acquisition targets being met in a two-year period from the acquisition date. At acquisition date and December 31, 2020, the fair value of the contingent consideration was determined to be $568,638 based on estimates of achievement of targets. The fair value of the contingent consideration is determined using a discounted cash flow model at a discount rate of 27%. At December 31, 2021, the Company assessed the likelihood of achievement of the targets and determined the fair value of the contingent consideration decreased by $171,092 and this amount was recognized in other income in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2021 (Note 24).